COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Commitments and contingencies
COMMITMENTS AND CONTINGENCIES

NOTE 20 - COMMITMENTS AND CONTINGENCIES

Future commitments with regards to repayment of lease liabilities are disclosed in Note 12.

Part from the above, as of September 30, 2025, the Company had the following capital commitment:

a) commitment to issue restricted shares of common stock to the following service providers on or before October 31, 2025 and 2026, subject to final board approval for the second and third tranches respectively as below, for services to be performed pursuant to the Service Agreements signed with nonemployees as disclosed in Note 13 and Note 19:

Number of shares to be issued

Financial year ended June 30, 2026
Nam Tran	1,000,000
Dale Ludwig	700,000
1,700,000

Financial year ended June 30, 2027:
Nam Tran	1,000,000
Raymond Powell	1,000,000
Dale Ludwig	600,000
2,600,000

b) commitment to issue restricted shares of common stock to employee, Jeremy P. Concannon the second tranche of 1,350,000 shares for a twelve month service period from 1 August 2025 which was due on or before August 31, 2025 and the third tranche of 1,350,000 shares for a fourteen month period commencing August 1, 2026, both being subject to final board approval and pursuant to the Service Agreement signed as disclosed in Note 19:

c) commitment to issue restricted shares of common stock equivalent to $60,000 subject to final board approval, to Eric Bava pursuant to an addendum to his Employment Agreement dated August 29, 2025 for the requisite service period from October 1, 2024, to September 30, 2025 as disclosed in Note 19.

d) commitment to cancel 375,000 restricted common shares pursuant to the Service Agreement signed and Service and Stock Cancellation Agreement with EMGTA LLC as disclosed in Note 13.

e) quarterly committed payments of $62,500, to be paid in advance for period from October 2025 to December 2026 to support a 3-year Performance Testing Project titled “Structural Capacity of Sustainable Pavement” pursuant to an agreement entered with NCAT at Auburn University on June 27, 2024.

f) commitment to issue 4,656,550 restricted shares of common stock to Aegis Ventures Limited pursuant to the terms of the consulting services agreement that the Company through its wholly-owned subsidiary Verde Renewables entered into with AUM on November 29, 2024, within three days following the Company’s listing on the Nasdaq.

g) Commitment to allocate to C-Twelve a royalty equal to three percent (3%) of all future carbon removal credits generated through the use of Verde-C12 IPs, and to provide a loan to C-Twelve in an amount not less than USD $2,000,000 (the “C-Twelve Loan”), with interest accruing at the lowest applicable federal rate, within 30 days following the Company’s successful uplisting from OTC to a National Exchange pursuant to the terms of the C-Twelve Agreement that the Company through its wholly-owned subsidiary Verde Renewables entered into with C-Twelve on May 19, 2025.

As of September 30, 2025, the Company has no material contingencies.

NOTE 22 - COMMITMENTS AND CONTINGENCIES

Future commitments with regards to repayment of lease liabilities are disclosed in Notes 14.

Apart from the above, as of June 30, 2025, the Company had the following commitments:

a) commitment to issue restricted shares of Common Stock to the following service providers on or before October 31, 2025 and 2026, subject to final board approval for the second and third tranches respectively as below, for services to be performed pursuant to the Service Agreements signed with nonemployees as disclosed in Note 15 and Note 21:

Number of shares to be issued
Financial year ended June 30, 2026
Nam Tran	1,000,000
Raymond Powell #	1,000,000
Dale Ludwig	700,000
2,700,000
Financial year ended June 30, 2027:
Nam Tran	1,000,000
Raymond Powell	1,000,000
Dale Ludwig	600,000
2,600,000

# issued on July 1, 2025.

b) commitment to cancel 375,000 restricted shares of Common Stock pursuant to the Service Agreement signed and Service and Stock Cancellation Agreement as disclosed in Note 15.

c) quarterly committed payments, to be paid in advance of $62,500 for period from July 2025 to September 2026 to support a 3-year Performance Testing Project titled “Structural Capacity of Sustainable Pavement” pursuant to an agreement entered with The National Center for Asphalt Technology at Auburn University (“NCAT”) on June 27, 2024.

d) commitment to issue 4,656,550 restricted shares of Common Stock to Aegis Ventures Limited pursuant to the terms of the consulting services agreement that the Company through its wholly-owned subsidiary Verde Renewables, Inc. entered into with AUM on November 29, 2024, within three days following the Company’s listing on the Nasdaq.

e) commitment to issue restricted shares of Common Stock, comprising of 7,744,445 restricted shares of Common Stock, comprising 4,444,445 restricted shares of Common Stock for $400,000 at $0.09 per share to one non-U.S. shareholder and 3,300,000 restricted shares of Common Stock for $264,000 at $0.08 per share to one non-U.S. shareholder and seven U.S. shareholders and the committed common shares was subsequently issued on July 1, 2025.

f) Commitment to pay C-Twelve the remaining 50% of the sign-on fee or $150,000 on or before September 30, 2025 pursuant to the terms of the C-Twelve Agreement that the Company through its wholly-owned subsidiary Verde Renewables, Inc. entered into with C-Twelve on May 19, 2025. Pursuant to the terms of the C-Twelve Agreement, the Company will also allocate to C-Twelve a royalty equal to three percent (3%) of all future carbon removal credits generated through the use of Verde-C12 IPs, provide a loan to C-Twelve in an amount not less than USD $2,000,000 (the Loan), with interest accruing at the lowest applicable federal rate and pay the Loan to C-Twelve within 30 days following the Company’s successful uplisting from OTC to a National Exchange.

As of June 30, 2025, the Company has no material contingencies.